NET LOSS PER SHARE	12 Months Ended
Dec. 31, 2025
NET LOSS PER SHARE
NET LOSS PER SHARE

13. NET LOSS PER SHARE

Basic and diluted net loss per share for the years ended December 31, 2023, 2024 and 2025 were calculated as follows:

	For the Year Ended December 31,
	2023	2024	2025
	US$	US$	US$
Numerator:
Net loss attributable to Adagene Inc.’s shareholders	(18,946,370)	(33,424,111)	(17,609,413)
Net loss attributable to ordinary shareholders	(18,946,370)	(33,424,111)	(17,609,413)
Denominator:
Weighted‑average number of ordinary shares outstanding—basic and diluted	54,737,530	56,287,903	59,006,129
Net Loss per share—basic and diluted	(0.35)	(0.59)	(0.30)

The effects of all outstanding share options, share and RSU grant, Series A Preferred Shares and warrants have been excluded from the computation of diluted loss per share for the years ended December 31, 2023, 2024 and 2025 as their effects would be anti-dilutive.

The potentially dilutive securities that have not been included in the calculation of diluted net loss per share as their inclusion would be anti-dilutive are as follows:

	For the Year Ended December 31,
	2023	2024	2025
Incremental shares on share options, share grant, RSU grant, Series A Preferred Shares and warrants	52,942	1,554,057	10,933,676